Employee Stock Incentive Plans - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized	[1]	₨ 4,465	₨ 5,542	₨ 5,590
Employee restricted stock unit option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description		one to three years
Weighted average grant date fair value of options		₨ 249.4	₨ 454.58	₨ 387.67
Weighted average share price of options exercised		₨ 246.01	₨ 389.52	₨ 422.87
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held by Wipro equity reward trust		11,905,480	11,905,480	5,952,740	9,895,836

[1]	Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.